Directors', supervisors' and senior management's emoluments (Five highest paid individuals) (Detail) ¥ / employees in Thousands, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / employees employees	Dec. 31, 2016 CNY (¥) employees	Dec. 31, 2015 CNY (¥)
Five highest paid individuals [line items]
Pension	¥ 1,511	¥ 1,521	¥ 1,470
Total	¥ 9,187	¥ 9,746	10,534
Five highest paid individuals [member]
Five highest paid individuals [line items]
Number of directors | employees	0	1
Number of non-directors | employees	5	4
Basic salaries	¥ 1,524	¥ 1,213	910
Performance salaries	1,800	1,440	1,260
Pension	648	502	365
Total	¥ 3,972	¥ 3,155	¥ 2,535
Five highest paid individuals [member] | Bottom of range [member]
Five highest paid individuals [line items]
Emoluments payable to each person of five highest paid individuals | ¥ / employees	0
Five highest paid individuals [member] | Top of range [member]
Five highest paid individuals [line items]
Emoluments payable to each person of five highest paid individuals | ¥ / employees	790